Quarterly Holdings Report
for
Fidelity® SAI Investment Grade Securitized Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IVG-NPRT3-0725
1.9908925.102
Asset-Backed Securities - 2.6%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	150,543	152,365
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	586,820	592,157
TOTAL CANADA		744,522
UNITED STATES - 2.5%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	113,700	113,554
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	1,100,000	1,104,540
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	67,745	67,819
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	766,000	770,116
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	265,306	266,690
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	535,000	535,119
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	277,000	279,717
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	377,000	382,334
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	532,000	538,978
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	82,550	81,690
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	713,000	718,038
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	420,000	420,805
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	29,111	29,157
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	171,000	172,932
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	1,305,214	1,307,154
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	230,000	233,205
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	541,317	543,673
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	483,000	490,354
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	135,000	134,885
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	115,000	114,837
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	4,600,000	4,538,917
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	740,000	742,335
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	342,750	344,863
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	122,027	122,269
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,296,000	1,305,913
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,481	8,152
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	932,565	938,264
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	1,200,000	1,207,948
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	57,276	57,366
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	818,000	826,606
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	853,275	860,637
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	678,478	682,621
OBX Trust Series 2024-HYB1 Class A1, 3.6445% 3/25/2053 (b)(d)	5,565,708	5,476,042
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	739,741	745,232
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	1,200,000	1,203,596
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	621,000	620,391
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	415,000	419,383
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	967,856	890,157
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	394,987	395,517
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	62,060	62,109
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	28,836	28,842
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,084,000	1,086,930
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	379,751	387,759
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	232,178	232,251
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	214,000	214,726
TOTAL UNITED STATES		31,704,423
TOTAL ASSET-BACKED SECURITIES (Cost $31,787,684)		32,448,945

Collateralized Mortgage Obligations - 11.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.5%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	150,652	150,586
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,575,918	1,359,485
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (b)	529,839	525,610
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(f)(h)	70,297	7
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3314% 5/27/2037 (b)(d)(f)	75,101	74,386
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	14,891	15,100
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	21,820	22,197
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	15,799	16,056
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	20,540	20,828
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	7,082	7,169
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	3,163	3,260
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,599	5,758
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1136% 11/25/2032 (d)(e)	1,457	38
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 12/25/2033 (d)(e)	21,918	2,530
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 3/25/2033 (d)(e)	4,440	457
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	50,179	50,639
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2836% 6/25/2035 (d)(e)	38,653	2,858
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 6.0152% 8/25/2035 (d)(f)	1,147	1,191
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	49,306	48,415
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2036% 12/25/2036 (d)(e)	13,316	1,329
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0036% 5/25/2037 (d)(e)	7,458	817
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 14.0013% 6/25/2037 (d)(f)	24,650	30,445
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (d)(f)	3,709	4,111
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	23,366	22,337
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	210,508	206,933
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	84,819	84,005
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (e)	284	1
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (e)	36,858	818
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	20,177	18,684
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	26,146	24,164
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (e)	308	4
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (d)(e)	487	1
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (e)	2,022	7
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (d)(e)	27,233	2,953
Fannie Mae Guaranteed REMIC Series 2013-88 Class ZE, 3% 7/25/2043	7,199,553	6,408,497
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (e)	146,637	21,325
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	198,608	187,591
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (e)	89,933	12,886
Fannie Mae Guaranteed REMIC Series 2020-3 Class DZ, 3.5% 2/25/2040	5,703,071	5,293,016
Fannie Mae Guaranteed REMIC Series 2020-96 Class A, 1.5% 1/25/2051	12,597,356	9,583,465
Fannie Mae Guaranteed REMIC Series 2021-65 Class GA, 2% 7/25/2049	10,752,566	8,573,186
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	194,902	159,399
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	207,125	169,396
Fannie Mae Guaranteed REMIC Series 2021-68 Class KJ, 2.25% 10/25/2051	4,409,298	3,837,082
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	388,602	326,958
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	168,163	145,597
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	401,520	344,124
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	269,383	233,844
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	3,105,637	2,669,593
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	269,554	229,683
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	255,806	232,278
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	483,689	443,119
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	641,927	595,679
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	360,389	327,421
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	4,119,771	3,700,269
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	651,893	569,944
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,054,441	1,774,623
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	197,988	169,973
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	223,262	216,708
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	5,897,312	4,980,015
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,231,631	1,076,920
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	362,471	329,237
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	388,299	343,687
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.872% 11/25/2053 (d)(f)	10,718,087	10,800,681
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (d)(f)	7,324,961	7,374,378
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (d)(f)	4,090,602	4,078,901
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (e)	22,649	900
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (d)(f)	930,483	927,605
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (d)(f)	1,500,441	1,497,267
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (d)(f)	1,519,810	1,515,139
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (d)(f)	2,571,504	2,563,771
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (d)(f)	817,237	815,022
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	444,526	419,131
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	726,645	714,179
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	499,061	453,213
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(e)	11,510	2,065
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(e)	7,023	1,073
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (e)	10,666	1,804
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(e)	6,258	1,104
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (e)	20,772	3,340
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	7,299	7,370
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	291,582	283,754
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	316,444	274,016
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	156,710	134,850
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	323,231	280,272
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	490,050	412,077
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	8,020	8,175
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	9,349	9,548
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	16,954	17,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	3,721	3,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	6,185	6,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	17,080	17,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7532% 11/15/2031 (d)(e)	8,987	407
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	16,772	17,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	22,757	23,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (e)	8,293	1,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	332,666	337,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	28,879	29,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	110,364	109,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	58,180	59,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	69,387	68,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	29,477	30,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1532% 2/15/2036 (d)(e)	10,133	912
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	31,016	32,122
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	92,447	94,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2132% 11/15/2036 (d)(e)	37,196	3,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1332% 6/15/2037 (d)(e)	29,419	3,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	11,094	11,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	145,196	145,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	20,839	20,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	19,702	18,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (e)	13,288	876
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (e)	14	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (e)	97	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (e)	54,132	1,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	66,928	66,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	85,723	85,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	12,487	12,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	2,658	2,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	171,968	163,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	319,039	309,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	153,606	150,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	614,874	553,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	286,443	255,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	816,719	686,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	472,322	446,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5133 Class BA, 1.5% 7/25/2041	2,196,101	1,813,360
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	673,624	557,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	385,990	323,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	381,128	316,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	321,094	274,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	988,441	846,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	195,735	172,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,305,460	1,133,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	206,281	176,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	329,420	282,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	191,548	168,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	276,045	236,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	230,354	194,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	276,046	236,489
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	145,337	128,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	679,764	603,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	9,361,057	8,509,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	1,912,360	1,769,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	5,905,002	5,391,455
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	248,645	224,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	155,787	137,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,814,916	1,601,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	4,457,252	3,859,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	1,324,436	1,228,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	3,253,597	3,034,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	1,078,321	1,060,763
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (d)(f)	758,352	751,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (d)(f)	1,441,307	1,438,606
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	19,651	20,006
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	6,489	6,610
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	2,758	2,811
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,871	1,900
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7334% 8/20/2060 (d)(f)(g)	15,056	15,071
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 4/20/2061 (d)(f)(g)	6,388	6,410
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (d)(f)(g)	1,693	1,693
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	1,099	1,034
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	32,584	29,336
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (d)(f)(g)	82,122	81,715
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	47,078	46,697
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0569% 5/16/2034 (d)(e)	28,593	1,855
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7569% 8/17/2034 (d)(e)	9,843	855
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2469% 6/16/2037 (d)(e)	17,013	1,666
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	297,516	288,036
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	65,638	63,485
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (e)	4,239	182
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (e)	92,788	11,346
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	121,685	119,300
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	88,685	80,821
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	365,392	321,192
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 1/20/2049 (d)(f)	64,649	64,202
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 10/20/2049 (d)(f)	113,446	110,983
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8889% 2/20/2049 (d)(f)	220,098	216,091
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	880,591	853,209
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	810,352	752,210
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	284,547	283,141
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	737,348	680,769
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	1,141,912	1,051,532
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	24,483	24,162
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	65,714	63,913
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	1,835,843	1,721,901
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)	6,455,914	6,269,454
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	700,864	675,123
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	242,264	223,675
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	9,657	9,623
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0792% 9/25/2043 (d)(f)	195,282	188,284
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.9199% 9/25/2033 (d)	21,180	20,928
TOTAL UNITED STATES		142,807,452
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $142,983,468)		142,807,452

Commercial Mortgage Securities - 14.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(d)(f)	2,670,000	2,681,182
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	201,606	191,939
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(d)(f)	1,632,431	1,626,309
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,480,783	1,441,801
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	235,246	231,692
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	388,942	378,013
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	449,773	444,355
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	600,000	586,894
BANK Series 2018-BN15 Class A3, 4.138% 11/15/2061	2,450,553	2,411,846
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	935,125	904,677
BANK Series 2020-BN25 Class XB, 0.4364% 1/15/2063 (d)(e)	6,959,678	126,177
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (d)(e)	4,801,755	202,864
BBCMS Mortgage Trust Series 2021-C11 Class A1, 0.752% 9/15/2054	1,620,686	1,590,130
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	404,607	400,279
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	400,000	393,997
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (d)(e)	11,808,009	252,070
Benchmark Mortgage Trust Series 2021-B28 Class A1, 0.5974% 8/15/2054	2,172,900	2,115,147
Benchmark Mortgage Trust Series 2023-V3 Class XA, 0.8138% 7/15/2056 (d)(e)	44,579,946	1,025,990
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(d)(f)	752,731	742,947
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(d)(f)	2,539,062	2,540,649
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7892% 9/15/2056 (d)(e)	18,786,112	985,944
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	700,000	724,894
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(d)(f)	3,191,937	3,193,932
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(d)(f)	188,138	188,138
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(d)	1,631,560	1,633,600
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0958% 5/15/2038 (b)(d)(f)	121,765	121,689
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(d)(f)	408,125	409,273
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(d)(f)	304,757	304,757
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(d)(e)	114,700,000	3,357,315
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(d)(f)	2,035,166	2,037,710
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(d)(f)	2,503,000	2,484,228
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(d)(f)	154,000	153,904
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(d)(f)	1,775,826	1,774,716
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(d)(f)	2,350,534	2,349,065
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(d)(f)	3,681,300	3,681,300
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(d)(f)	6,612,688	6,620,946
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(d)(f)	545,680	546,021
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.696% 12/15/2037 (b)(d)(f)	1,650,000	1,648,969
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	750,000	725,090
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	156,044	154,851
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,583,583	1,554,858
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,793,455	4,645,447
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8231% 9/10/2058 (d)(e)	5,128,960	2,571
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	8,600,000	8,459,620
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,389,000	3,304,087
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5476% 12/10/2049 (d)(e)	5,983,686	35,842
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	305,623	302,868
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,500,000	1,464,461
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0317% 8/10/2056 (d)(e)	4,667,499	148,593
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	850,008	847,966
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	164,205	162,376
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	135,397	133,901
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	290,789	286,499
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	163,000	166,438
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(d)(f)	3,555,861	3,546,971
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5637% 11/15/2038 (b)(d)(f)	2,207,431	2,199,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	25,695	25,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,100,000	1,076,308
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	982,997	960,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	2,400,000	2,347,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,600,000	1,563,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,100,000	1,078,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,800,000	2,737,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	4,400,000	4,327,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	1,300,000	1,287,351
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	4,200,000	4,153,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	900,000	891,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	900,000	893,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	4,786,904	4,716,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	2,500,000	2,350,044
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.1862% 10/10/2048 (d)(e)	3,409,892	216
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	180,831	178,436
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	1,500,000	1,447,270
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	385,906
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	119,199	117,858
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	2,036,548	1,992,388
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,400,000	1,353,259
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	557,882	536,556
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(d)(f)	1,116,351	1,109,374
JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Class A3, 3.5043% 12/15/2048	286,712	285,473
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	1,196,234	1,184,953
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	226,297	223,497
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	83,491	82,386
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	443,741	420,527
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(e)	3,810,547	46,268
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (b)	121,347	117,575
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(d)(f)	332,189	331,774
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9793% 10/15/2048 (d)(e)	2,404,084	1,366
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	439,377	433,172
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	594,208	573,182
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	560,000	542,775
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.226% 8/15/2033 (b)(d)(f)	704,715	575,759
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	2,521,722	2,500,605
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	6,380,020	6,130,554
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1728% 6/15/2054 (d)(e)	1,034,485	45,499
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,172,855	1,130,375
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0181% 12/15/2056 (b)(d)(e)	1,500,000	289,464
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(d)(f)	127,653	128,007
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.02% 7/15/2036 (b)(d)(f)	1,831,455	1,830,311
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(d)(f)	892,284	891,169
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(d)(f)	795,912	793,425
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(d)(f)	1,083,000	1,082,660
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	313,804	309,722
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	1,028,849	1,016,250
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9712% 12/15/2050 (d)(e)	4,943,884	103,624
UBS Commercial Mortgage Trust Series 2018-C12 Class A4, 4.0299% 8/15/2051	2,469,981	2,418,057
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	293,045
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9346% 11/15/2048 (d)(e)	3,003,073	1,042
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4932% 7/15/2048 (b)(d)(f)	4,000,000	4,000,569
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	118,086	116,781
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	6,565,000	6,410,110
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class A3, 3.21% 11/15/2050	5,000,000	4,862,849
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	140,597	139,096
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8551% 12/15/2050 (d)(e)	6,707,944	117,506
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	2,989,320	2,972,206
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9005% 8/15/2051 (d)(e)	3,565,190	68,765
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	673,431	671,233
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(d)(f)	13,457,000	13,356,881
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(d)(f)	1,000,000	997,559
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(d)(f)	2,500,000	2,487,493
TOTAL UNITED STATES		176,161,516
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $173,582,012)		176,161,516

U.S. Government Agency - Mortgage Securities - 119.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 119.0%
Fannie Mae 2.5% 1/1/2052	593,166	487,041
Fannie Mae 3.5% 12/1/2036	102,994	98,274
Fannie Mae 3.5% 5/1/2036	79,208	76,630
Fannie Mae 6.5% 7/1/2054	191,754	199,084
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (d)(f)	6,553	6,736
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (d)(f)	1,544	1,586
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (d)(f)	611	625
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (d)(f)	5,519	5,693
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.359% 8/1/2035 (d)(f)	14,830	15,207
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.905% 11/1/2036 (d)(f)	1,275	1,310
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.89% 5/1/2036 (d)(f)	982	1,011
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (d)(f)	5,308	5,501
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.947% 7/1/2035 (d)(f)	1,129	1,161
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (d)(f)	7,390	7,671
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (d)(f)	11,634	12,109
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.12% 12/1/2040 (d)(f)	122,825	127,854
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (d)(f)	5,025	5,235
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (d)(f)	1,321	1,351
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (d)(f)	10,441	10,677
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.279%, 7.241% 10/1/2033 (d)(f)	1,958	1,999
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,423,071	1,255,142
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	966,777	849,974
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,346,871	1,735,871
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	552,347	487,167
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	523,727	461,925
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	382,139	337,045
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	287,666	253,720
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	261,200	230,378
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,645,519	2,162,786
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,201,163	1,059,420
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	264,872	233,616
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	565,617	498,872
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	556,941	491,219
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	302,926	267,179
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,895,424	1,401,957
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	730,348	644,163
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	726,756	640,996
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	230,562	203,067
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	892,985	736,164
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,099,285	968,190
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	754,352	664,392
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	394,156	347,151
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	61,013	53,946
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	89,205	65,925
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	795,767	699,625
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	784,192	690,674
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	599,526	443,067
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	131,525	98,475
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	560,161	492,484
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	802,388	705,446
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	830,380	729,277
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,192,503	1,997,725
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	160,926	127,181
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	196,632	153,987
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	456,563	415,432
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	302,806	258,598
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	956,146	806,769
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	912,919	725,767
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	61,429	48,567
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,645,466	2,089,080
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,981,143	1,569,429
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	146,178	115,525
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	714,468	602,860
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	572,424	482,928
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	566,894	446,250
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,267,262	2,559,682
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,325,135	1,840,480
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,477,571	1,166,813
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	310,284	245,026
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,048,972	954,472
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	663,060	521,328
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	495,924	392,863
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	464,212	366,581
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	397,467	313,873
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	100,244	97,629
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	8,148,778	6,857,447
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	71,708	56,671
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,463	19,972
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	964,759	761,854
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	387,963	303,458
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,728,870	1,453,854
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	13,043,429	10,210,504
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,027,608	811,806
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	342,021	270,196
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	54,228	42,840
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	39,743	31,173
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,033,783	818,945
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	666,649	521,442
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	302,683	239,592
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	210,387	165,350
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	168,314	132,179
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	359,520	306,979
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	13,634,231	10,664,468
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	981,515	775,393
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	8,487,449	6,638,741
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	155,278	122,669
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	264,397	225,557
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	672,685	569,000
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	607,800	478,640
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	355,436	281,015
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	432,749	339,571
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	232,669	183,008
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	100,731	78,916
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,959	22,688
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	257,291	246,211
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,347,429	1,251,211
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	42,475	37,707
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	12,407,541	10,319,500
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	365,711	301,195
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	901,678	742,610
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	313,785	256,861
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	252,716	241,944
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	33,325	31,933
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	121,493	110,424
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	970,764	853,619
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	450,071	373,767
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	6,890,780	5,670,850
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,395,614	1,961,018
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,239,626	1,021,715
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	535,043	440,487
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	391,148	321,900
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	165,334	158,355
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	527,799	487,966
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	817,410	722,300
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	103,201	90,506
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,401,672	1,965,978
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,263,876	1,872,281
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,004,690	826,821
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	778,987	641,077
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	459,820	439,826
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,025,825	1,939,374
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	695,537	575,226
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	574,949	475,137
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	19,506	15,967
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	330,171	308,657
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	246,273	230,227
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	141,537	135,561
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	110,537	103,093
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	18,653	15,363
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	31,784	25,988
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	353,061	313,345
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,011,696	835,432
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	254,600	243,737
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,152,587	1,958,107
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	33,770	32,432
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	114,466	101,383
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	271,873	239,551
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	69,813	61,080
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	27,559	24,126
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	13,626,462	11,231,092
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,897,345	8,157,509
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,515,022	1,253,907
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	825,309	676,361
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	20,398	16,812
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	689,726	610,220
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,300,792	1,080,665
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,082,029	2,555,655
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	12,128,210	11,277,318
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,023,753	900,066
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,224,849	1,015,277
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	45,983	44,140
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	1,659,236	1,459,078
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	168,763	138,147
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,774,718	3,965,222
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	36,539	29,910
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	454,493	432,534
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	210,475	188,478
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	543,587	467,497
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	44,353	39,697
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	326,110	287,493
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,056,241	918,622
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,526,085	3,888,995
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	845,821	729,407
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	174,612	150,034
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	17,823	17,198
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	112,606	109,411
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	88,367	79,078
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	418,658	369,082
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	402,848	355,144
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	94,384	84,628
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,478,691	1,281,410
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	105,619	90,900
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	728,696	626,353
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,398	15,923
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,400	15,059
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,026,866	994,990
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	734,106	711,396
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	238,332	226,817
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	67,842	64,628
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,551	24,647
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,193,709	3,648,617
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	983,628	846,556
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	511,435	439,606
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	373,310	321,113
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	193,898	166,605
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	194,537	189,618
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	597,757	576,990
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	3,865,763	3,728,138
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	76,975	74,857
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	43,486	39,144
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	522,668	467,668
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	499,360	446,444
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	74,666	66,806
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,458,026	1,265,324
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	523,843	453,626
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,134,791	973,994
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,075,675	923,927
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,001,742	860,737
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	664,789	571,006
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	93,085	90,089
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	31,910	30,829
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	148,796	131,176
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,989,832	1,726,844
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,042,581	905,764
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,214,933	1,049,805
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	259,075	222,608
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	451,569	426,224
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	163,171	146,019
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	145,000	129,373
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	712,023	637,661
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	662,881	594,749
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,046,912	1,776,380
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,048,526	907,981
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	234,521	209,974
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	134,555	118,705
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	140,902	122,015
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	384,280	371,254
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	221,062	213,441
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	226,733	220,648
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	587,878	527,291
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	50,258	45,249
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	711,116	626,464
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	314,901	281,471
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,607,032	2,255,139
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	894,312	773,599
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	175,123	156,629
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	477,402	462,630
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	310,966	278,378
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	864,125	749,647
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	17,371	16,099
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	277,772	251,850
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	53,973	49,054
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	711,236	646,640
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	15,998,310	14,787,894
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	220,880	197,230
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	75,009	67,188
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	52,261	48,346
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,149	14,955
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,643	5,210
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	76,233	69,262
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,463,086	2,226,300
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	668,014	607,971
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,899	13,757
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,693	12,619
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	11,794	10,853
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,731	5,299
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,423	3,107
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	347,563	310,349
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	492,872	476,933
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,349	8,635
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	38	37
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,728,232	4,366,162
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	480,607	435,756
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	88,338	80,095
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	51,120	46,461
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,182	10,344
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	134,589	122,534
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	69,639	63,401
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	196,708	175,892
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	76,707	70,655
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	45,911	41,727
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	102,813	94,833
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	72,969	67,228
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,547	16,186
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	11,169	10,313
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	28,600	25,689
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	210,211	187,835
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,982	12,961
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	162,432	157,179
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	52,473	50,694
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	490,372	453,786
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,062,883	954,726
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	203,639	196,735
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	225,530	208,949
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	12,307	11,369
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	94,140	85,443
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	73,677	66,963
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	75,075	69,519
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	33,317	30,846
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,472	14,367
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	50,357	45,768
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	431,046	392,302
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	325,969	311,022
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,767	11,237
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,557	4,361
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	211,325	198,833
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,790	6,488
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,971	13,381
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,619	11,034
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	32,919	30,743
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	122,100	116,523
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,387	10,931
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	92,933	88,526
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	50,208	46,732
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,392	7,986
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	143,410	135,280
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	4,224,532	4,042,937
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	270,271	257,923
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	30,253	28,845
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,474	13,729
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,587	10,137
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,633	6,322
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	40,842	39,089
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	16,861	16,147
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	124,534	118,257
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,357	20,284
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,030	20,026
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,921	13,182
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	182,408	173,375
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	103,451	96,417
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	129,025	122,729
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	94,671	90,063
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	44,870	42,690
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,805	23,557
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,495	17,556
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	14,802,376	13,954,579
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	74,046	69,535
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	50,493	47,426
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,299,745	2,124,889
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	969,231	898,567
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	4,395,841	4,184,903
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	21,191	20,283
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,870	10,394
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,678	1,610
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	25,322	23,263
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	826,677	766,148
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,496,839	8,962,835
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,376	5,983
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,142	4,927
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	43,914	43,338
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,440	9,285
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	34,436	33,390
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	83,997	83,056
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	774,875	743,596
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	90,911	89,468
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	27,481	27,019
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,911	6,748
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,418,819	1,343,257
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	66,521	65,404
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	137,090	134,789
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	177,134	174,054
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	61,958	60,772
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	439,324	432,292
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	119,985	118,000
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	34,678	34,001
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	609,421	598,914
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	44,368	43,104
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,785	6,507
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,069	7,908
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,631	7,497
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	454,937	435,293
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	10,301,094	9,756,516
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	26,271	25,826
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	351,243	337,064
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	928,833	909,857
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	698,104	683,842
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,271,667	2,224,546
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	980,621	963,345
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	505,175	494,854
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052 (i)	2,408,197	2,358,245
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	44,788	45,031
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	205,906	203,678
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	24,820	24,941
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	438,900	433,225
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,902	10,966
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	543,539	546,472
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,010	7,045
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	19,300	19,400
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,323	1,330
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	10,575,289	10,392,282
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	48,987	48,384
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,650	29,285
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	23,016	22,733
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (d)	70,312	70,552
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	813,885	813,106
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,109,406	3,117,117
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,573,855	2,554,499
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,649,626	2,628,872
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	324,407	323,386
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	11,232,220	11,154,773
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	994,569	993,306
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,060,777	1,062,413
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	2,064,908	2,050,025
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,705,761	1,701,996
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	491,488	487,945
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	6,021,687	5,978,285
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,180,576	1,184,610
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	604,417	603,838
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,754,800	1,741,604
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,727,008	1,768,993
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,939,965	2,988,616
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,073,192	2,121,650
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	766,018	784,880
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	307,528	315,388
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,628,045	1,647,782
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	4,763,515	4,821,264
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,693,785	4,750,689
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,879,630	1,921,360
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,036,242	1,057,872
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	729,841	744,163
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,076,468	5,138,011
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,741,319	4,798,799
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,385,904	3,465,044
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	5,203,825	5,265,286
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	2,373,561	2,415,687
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	780,399	795,713
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,795,722	5,864,174
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,825,845	1,871,945
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	4,906,698	5,084,676
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,574	6,938
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,359,891	1,409,218
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	150,385	156,248
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,949	2,059
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,409,614	1,448,740
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	424	446
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	825	874
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	4,261,877	4,426,122
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,170	9,655
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,641,747	1,687,701
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	665	701
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,574,616	4,756,631
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,390,388	3,485,289
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,158	3,332
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,802	1,903
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	281,750	292,837
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	918,443	952,332
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (d)	20,975	21,664
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	728	733
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	570	573
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	371	374
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	511	520
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	20,581	21,468
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	93	93
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	899	904
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,015	1,021
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	118	121
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,236	1,310
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	7,169	7,657
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,308	1,396
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,806	4,038
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,171	3,383
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,500	1,601
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	808	861
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	456	485
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	324	345
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	275	293
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	180	191
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,306	1,363
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	19,693	21,011
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	89	93
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,960	5,307
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,616	4,901
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	13,296	14,122
Freddie Mac Gold Pool 1.5% 1/1/2036	1,300,815	1,147,313
Freddie Mac Gold Pool 1.5% 1/1/2051	2,326,384	1,720,717
Freddie Mac Gold Pool 1.5% 10/1/2036	178,457	156,729
Freddie Mac Gold Pool 1.5% 11/1/2035	942,461	831,246
Freddie Mac Gold Pool 1.5% 11/1/2035	837,887	739,012
Freddie Mac Gold Pool 1.5% 11/1/2050	58,663	43,867
Freddie Mac Gold Pool 1.5% 12/1/2035	804,656	709,703
Freddie Mac Gold Pool 1.5% 12/1/2050	41,803	31,259
Freddie Mac Gold Pool 1.5% 2/1/2036	1,600,469	1,411,606
Freddie Mac Gold Pool 1.5% 2/1/2036	692,956	611,184
Freddie Mac Gold Pool 1.5% 2/1/2051	2,362,890	1,747,719
Freddie Mac Gold Pool 1.5% 3/1/2036	437,094	385,515
Freddie Mac Gold Pool 1.5% 3/1/2041	133,242	109,734
Freddie Mac Gold Pool 1.5% 3/1/2051	968,752	716,540
Freddie Mac Gold Pool 1.5% 4/1/2036	752,113	662,420
Freddie Mac Gold Pool 1.5% 4/1/2041	1,585,178	1,305,992
Freddie Mac Gold Pool 1.5% 4/1/2051	1,838,276	1,358,538
Freddie Mac Gold Pool 1.5% 5/1/2036	775,778	683,263
Freddie Mac Gold Pool 1.5% 6/1/2036	783,375	689,954
Freddie Mac Gold Pool 1.5% 6/1/2051	36,961	27,674
Freddie Mac Gold Pool 1.5% 7/1/2035	216,365	191,644
Freddie Mac Gold Pool 1.5% 7/1/2036	634,816	558,120
Freddie Mac Gold Pool 1.5% 8/1/2035	445,009	394,164
Freddie Mac Gold Pool 1.5% 8/1/2036	477,389	419,713
Freddie Mac Gold Pool 2% 1/1/2052	756,063	589,017
Freddie Mac Gold Pool 2% 10/1/2051	2,638,396	2,074,428
Freddie Mac Gold Pool 2% 10/1/2051	377,067	297,764
Freddie Mac Gold Pool 2% 10/1/2051	134,349	106,093
Freddie Mac Gold Pool 2% 11/1/2041	534,806	451,043
Freddie Mac Gold Pool 2% 11/1/2050	3,204,874	2,510,805
Freddie Mac Gold Pool 2% 11/1/2050	1,237,386	982,557
Freddie Mac Gold Pool 2% 11/1/2050	15,160	11,896
Freddie Mac Gold Pool 2% 11/1/2051	5,809,096	4,551,039
Freddie Mac Gold Pool 2% 11/1/2051	2,103,606	1,653,951
Freddie Mac Gold Pool 2% 11/1/2051	1,310,482	1,029,952
Freddie Mac Gold Pool 2% 11/1/2051	1,299,326	1,026,056
Freddie Mac Gold Pool 2% 11/1/2051	194,532	153,618
Freddie Mac Gold Pool 2% 11/1/2051	118,438	93,529
Freddie Mac Gold Pool 2% 12/1/2051	654,030	516,477
Freddie Mac Gold Pool 2% 12/1/2051	310,353	245,080
Freddie Mac Gold Pool 2% 12/1/2051	157,903	123,706
Freddie Mac Gold Pool 2% 12/1/2051	138,919	109,181
Freddie Mac Gold Pool 2% 12/1/2051	137,189	107,735
Freddie Mac Gold Pool 2% 2/1/2042	410,136	344,952
Freddie Mac Gold Pool 2% 2/1/2051	3,022,463	2,366,009
Freddie Mac Gold Pool 2% 2/1/2052	1,809,510	1,422,154
Freddie Mac Gold Pool 2% 3/1/2041	855,906	731,011
Freddie Mac Gold Pool 2% 3/1/2051	5,047,785	3,951,448
Freddie Mac Gold Pool 2% 3/1/2051	658,274	520,034
Freddie Mac Gold Pool 2% 3/1/2051	621,002	490,589
Freddie Mac Gold Pool 2% 3/1/2051	553,013	436,878
Freddie Mac Gold Pool 2% 3/1/2051	76,489	60,020
Freddie Mac Gold Pool 2% 3/1/2051	74,783	59,078
Freddie Mac Gold Pool 2% 3/1/2051	46,693	36,902
Freddie Mac Gold Pool 2% 3/1/2052	631,464	491,947
Freddie Mac Gold Pool 2% 4/1/2041	1,227,264	1,040,656
Freddie Mac Gold Pool 2% 4/1/2052	507,162	400,497
Freddie Mac Gold Pool 2% 5/1/2051	8,492,268	6,730,086
Freddie Mac Gold Pool 2% 5/1/2051	5,067,653	3,963,834
Freddie Mac Gold Pool 2% 5/1/2051	578,952	454,113
Freddie Mac Gold Pool 2% 5/1/2051	243,926	191,328
Freddie Mac Gold Pool 2% 6/1/2050	34,287,535	26,926,286
Freddie Mac Gold Pool 2% 6/1/2050	1,916,056	1,514,874
Freddie Mac Gold Pool 2% 8/1/2050	16,517	13,059
Freddie Mac Gold Pool 2% 8/1/2051	257,946	202,083
Freddie Mac Gold Pool 2% 9/1/2050	406,449	320,077
Freddie Mac Gold Pool 2% 9/1/2051	507,579	400,826
Freddie Mac Gold Pool 2% 9/1/2051	87,159	68,828
Freddie Mac Gold Pool 2.5% 10/1/2040	2,559,335	2,257,897
Freddie Mac Gold Pool 2.5% 10/1/2040	881,609	778,479
Freddie Mac Gold Pool 2.5% 10/1/2041	4,392,425	3,866,858
Freddie Mac Gold Pool 2.5% 10/1/2051	600,151	493,902
Freddie Mac Gold Pool 2.5% 11/1/2031	215,743	206,538
Freddie Mac Gold Pool 2.5% 11/1/2041	2,192,786	1,926,103
Freddie Mac Gold Pool 2.5% 11/1/2041	141,264	123,884
Freddie Mac Gold Pool 2.5% 11/1/2050	3,779,462	3,132,794
Freddie Mac Gold Pool 2.5% 11/1/2051	684,589	560,395
Freddie Mac Gold Pool 2.5% 12/1/2051	1,156,861	952,053
Freddie Mac Gold Pool 2.5% 12/1/2051	271,820	222,509
Freddie Mac Gold Pool 2.5% 2/1/2035	270,112	251,921
Freddie Mac Gold Pool 2.5% 2/1/2042	417,693	366,660
Freddie Mac Gold Pool 2.5% 2/1/2051	7,549,317	6,217,518
Freddie Mac Gold Pool 2.5% 2/1/2051	2,511,562	2,086,541
Freddie Mac Gold Pool 2.5% 2/1/2051	14,812	12,199
Freddie Mac Gold Pool 2.5% 3/1/2050	591,234	488,226
Freddie Mac Gold Pool 2.5% 3/1/2051	7,138,695	5,879,335
Freddie Mac Gold Pool 2.5% 4/1/2042	91,342	79,883
Freddie Mac Gold Pool 2.5% 4/1/2047	89,902	74,604
Freddie Mac Gold Pool 2.5% 4/1/2052	400,056	331,731
Freddie Mac Gold Pool 2.5% 5/1/2035	528,418	492,831
Freddie Mac Gold Pool 2.5% 5/1/2041	4,356,091	3,843,859
Freddie Mac Gold Pool 2.5% 5/1/2041	894,589	790,586
Freddie Mac Gold Pool 2.5% 5/1/2051	1,086,286	901,441
Freddie Mac Gold Pool 2.5% 6/1/2031	29,457	28,324
Freddie Mac Gold Pool 2.5% 6/1/2040	139,985	124,280
Freddie Mac Gold Pool 2.5% 6/1/2041	108,262	95,257
Freddie Mac Gold Pool 2.5% 7/1/2036	382,690	355,243
Freddie Mac Gold Pool 2.5% 7/1/2050	2,081,422	1,731,794
Freddie Mac Gold Pool 2.5% 7/1/2050	1,216,357	1,008,238
Freddie Mac Gold Pool 2.5% 7/1/2051	1,645,239	1,360,653
Freddie Mac Gold Pool 2.5% 8/1/2041	1,376,855	1,204,646
Freddie Mac Gold Pool 2.5% 8/1/2050	1,442,904	1,198,277
Freddie Mac Gold Pool 2.5% 9/1/2051	687,923	566,350
Freddie Mac Gold Pool 3% 1/1/2043	45,027	40,637
Freddie Mac Gold Pool 3% 1/1/2052	9,198,816	7,903,993
Freddie Mac Gold Pool 3% 1/1/2052	138,341	118,868
Freddie Mac Gold Pool 3% 10/1/2051	1,139,095	980,537
Freddie Mac Gold Pool 3% 11/1/2032	648,552	626,028
Freddie Mac Gold Pool 3% 11/1/2050	70,852	60,979
Freddie Mac Gold Pool 3% 11/1/2051	3,174,431	2,730,575
Freddie Mac Gold Pool 3% 11/1/2051	1,061,412	912,008
Freddie Mac Gold Pool 3% 11/1/2051	18,144	15,590
Freddie Mac Gold Pool 3% 12/1/2030	57,295	55,651
Freddie Mac Gold Pool 3% 12/1/2032	200,790	194,577
Freddie Mac Gold Pool 3% 12/1/2032	78,604	75,959
Freddie Mac Gold Pool 3% 12/1/2042	238,072	215,106
Freddie Mac Gold Pool 3% 12/1/2050	578,266	497,683
Freddie Mac Gold Pool 3% 12/1/2051	1,086,658	932,342
Freddie Mac Gold Pool 3% 2/1/2033	55,368	53,845
Freddie Mac Gold Pool 3% 2/1/2043	26,485	24,038
Freddie Mac Gold Pool 3% 2/1/2043	13,120	11,853
Freddie Mac Gold Pool 3% 3/1/2043	21,490	19,404
Freddie Mac Gold Pool 3% 3/1/2052	800,475	687,425
Freddie Mac Gold Pool 3% 3/1/2052	95,608	81,927
Freddie Mac Gold Pool 3% 3/1/2052	69,103	59,214
Freddie Mac Gold Pool 3% 4/1/2032	6,342	6,154
Freddie Mac Gold Pool 3% 4/1/2034	92,860	88,940
Freddie Mac Gold Pool 3% 4/1/2037	608,495	574,151
Freddie Mac Gold Pool 3% 4/1/2037	259,782	245,364
Freddie Mac Gold Pool 3% 4/1/2046	32,174	28,381
Freddie Mac Gold Pool 3% 4/1/2046	28,873	25,469
Freddie Mac Gold Pool 3% 5/1/2046	496,652	438,102
Freddie Mac Gold Pool 3% 5/1/2046	77,263	68,154
Freddie Mac Gold Pool 3% 5/1/2051	986,441	849,285
Freddie Mac Gold Pool 3% 5/1/2052 (l)	9,329,508	8,023,577
Freddie Mac Gold Pool 3% 6/1/2035	3,978,340	3,782,394
Freddie Mac Gold Pool 3% 6/1/2046	489,559	431,844
Freddie Mac Gold Pool 3% 6/1/2050	954,319	828,190
Freddie Mac Gold Pool 3% 6/1/2052	227,113	194,612
Freddie Mac Gold Pool 3% 7/1/2032	12,195	11,805
Freddie Mac Gold Pool 3% 8/1/2032	14,009	13,566
Freddie Mac Gold Pool 3% 8/1/2032	9,572	9,263
Freddie Mac Gold Pool 3% 8/1/2052	2,153,193	1,848,765
Freddie Mac Gold Pool 3% 9/1/2048	630,804	548,222
Freddie Mac Gold Pool 3% 9/1/2049	10,098	8,805
Freddie Mac Gold Pool 3% 9/1/2050	17,046	14,670
Freddie Mac Gold Pool 3% 9/1/2051	935,532	804,723
Freddie Mac Gold Pool 3% 9/1/2051	19,173	16,474
Freddie Mac Gold Pool 3.5% 1/1/2046	47,242	42,934
Freddie Mac Gold Pool 3.5% 1/1/2048	6,321	5,747
Freddie Mac Gold Pool 3.5% 10/1/2047	21,543	19,607
Freddie Mac Gold Pool 3.5% 11/1/2033	283,721	274,632
Freddie Mac Gold Pool 3.5% 11/1/2047	147,453	134,200
Freddie Mac Gold Pool 3.5% 12/1/2033	98,321	95,603
Freddie Mac Gold Pool 3.5% 12/1/2046	87,498	79,437
Freddie Mac Gold Pool 3.5% 12/1/2047	35,052	31,869
Freddie Mac Gold Pool 3.5% 2/1/2034	243,317	234,572
Freddie Mac Gold Pool 3.5% 2/1/2043	253,725	234,955
Freddie Mac Gold Pool 3.5% 2/1/2043	25,947	24,247
Freddie Mac Gold Pool 3.5% 2/1/2052	171,000	153,118
Freddie Mac Gold Pool 3.5% 3/1/2032	126,559	123,626
Freddie Mac Gold Pool 3.5% 3/1/2046	661,104	603,711
Freddie Mac Gold Pool 3.5% 4/1/2042	589,882	549,076
Freddie Mac Gold Pool 3.5% 4/1/2043	275,545	254,800
Freddie Mac Gold Pool 3.5% 4/1/2043	31,028	28,731
Freddie Mac Gold Pool 3.5% 4/1/2043	8,252	7,625
Freddie Mac Gold Pool 3.5% 4/1/2046	444,058	403,565
Freddie Mac Gold Pool 3.5% 4/1/2046	89,161	81,198
Freddie Mac Gold Pool 3.5% 4/1/2052 (i)(j)	10,345,949	9,306,091
Freddie Mac Gold Pool 3.5% 5/1/2034	116,058	112,536
Freddie Mac Gold Pool 3.5% 5/1/2045	868,821	795,111
Freddie Mac Gold Pool 3.5% 5/1/2045	10,440	9,497
Freddie Mac Gold Pool 3.5% 5/1/2046	988,405	902,599
Freddie Mac Gold Pool 3.5% 5/1/2046	514,487	468,537
Freddie Mac Gold Pool 3.5% 5/1/2046	122,391	111,230
Freddie Mac Gold Pool 3.5% 6/1/2032	416,897	406,971
Freddie Mac Gold Pool 3.5% 6/1/2042	31,083	28,857
Freddie Mac Gold Pool 3.5% 6/1/2045	1,046,426	951,986
Freddie Mac Gold Pool 3.5% 6/1/2045	167,287	153,760
Freddie Mac Gold Pool 3.5% 7/1/2032	402,651	392,981
Freddie Mac Gold Pool 3.5% 7/1/2032	89,708	87,574
Freddie Mac Gold Pool 3.5% 7/1/2042	1,256,596	1,163,801
Freddie Mac Gold Pool 3.5% 7/1/2047	353,821	322,018
Freddie Mac Gold Pool 3.5% 8/1/2034	194,111	188,125
Freddie Mac Gold Pool 3.5% 8/1/2047	548,932	499,592
Freddie Mac Gold Pool 3.5% 8/1/2047	62,986	57,325
Freddie Mac Gold Pool 3.5% 8/1/2047	43,467	39,560
Freddie Mac Gold Pool 3.5% 9/1/2042	1,591,629	1,472,102
Freddie Mac Gold Pool 3.5% 9/1/2042	363,337	336,263
Freddie Mac Gold Pool 3.5% 9/1/2046	115,810	105,141
Freddie Mac Gold Pool 3.5% 9/1/2046	28,358	25,808
Freddie Mac Gold Pool 3.5% 9/1/2047	11,833	10,769
Freddie Mac Gold Pool 3.5% 9/1/2047	9,748	8,872
Freddie Mac Gold Pool 4% 1/1/2036	207,471	201,196
Freddie Mac Gold Pool 4% 1/1/2042	102,965	98,056
Freddie Mac Gold Pool 4% 1/1/2044	11,516	10,876
Freddie Mac Gold Pool 4% 10/1/2041	13,317	12,700
Freddie Mac Gold Pool 4% 10/1/2042	7,506	7,135
Freddie Mac Gold Pool 4% 10/1/2043	30,420	28,803
Freddie Mac Gold Pool 4% 10/1/2043	15,359	14,506
Freddie Mac Gold Pool 4% 10/1/2048	193,324	179,818
Freddie Mac Gold Pool 4% 10/1/2052	982,909	912,169
Freddie Mac Gold Pool 4% 10/1/2052	37,467	34,548
Freddie Mac Gold Pool 4% 11/1/2040	467,022	445,894
Freddie Mac Gold Pool 4% 11/1/2042	149,239	142,100
Freddie Mac Gold Pool 4% 11/1/2042	65,003	62,003
Freddie Mac Gold Pool 4% 11/1/2042	25,579	24,318
Freddie Mac Gold Pool 4% 11/1/2042	21,863	20,741
Freddie Mac Gold Pool 4% 11/1/2042	10,052	9,525
Freddie Mac Gold Pool 4% 11/1/2042	1,023	991
Freddie Mac Gold Pool 4% 11/1/2043	159,634	151,502
Freddie Mac Gold Pool 4% 11/1/2048	38,328	35,662
Freddie Mac Gold Pool 4% 12/1/2047	505,626	472,340
Freddie Mac Gold Pool 4% 2/1/2041	193,158	184,641
Freddie Mac Gold Pool 4% 2/1/2042	28,016	26,739
Freddie Mac Gold Pool 4% 2/1/2043	16,956	16,064
Freddie Mac Gold Pool 4% 2/1/2043	7,300	6,909
Freddie Mac Gold Pool 4% 2/1/2044	15,528	14,694
Freddie Mac Gold Pool 4% 2/1/2044	8,483	8,045
Freddie Mac Gold Pool 4% 2/1/2045	155,187	146,711
Freddie Mac Gold Pool 4% 2/1/2048	233,355	217,774
Freddie Mac Gold Pool 4% 3/1/2042	34,223	32,654
Freddie Mac Gold Pool 4% 3/1/2042	33,329	31,696
Freddie Mac Gold Pool 4% 3/1/2049	550,283	511,840
Freddie Mac Gold Pool 4% 4/1/2042	505,487	480,697
Freddie Mac Gold Pool 4% 4/1/2042	27,194	25,902
Freddie Mac Gold Pool 4% 4/1/2042	10,900	10,350
Freddie Mac Gold Pool 4% 4/1/2043	11,794	11,204
Freddie Mac Gold Pool 4% 4/1/2048	22,309	20,819
Freddie Mac Gold Pool 4% 4/1/2048	20,174	18,808
Freddie Mac Gold Pool 4% 4/1/2048	10,883	10,146
Freddie Mac Gold Pool 4% 4/1/2048	5,071	4,728
Freddie Mac Gold Pool 4% 4/1/2048	4,348	4,054
Freddie Mac Gold Pool 4% 5/1/2042	33,443	31,918
Freddie Mac Gold Pool 4% 5/1/2043	13,376	12,665
Freddie Mac Gold Pool 4% 5/1/2043	5,568	5,266
Freddie Mac Gold Pool 4% 5/1/2043	1,831	1,734
Freddie Mac Gold Pool 4% 5/1/2045	58,362	55,654
Freddie Mac Gold Pool 4% 5/1/2048	345,910	322,394
Freddie Mac Gold Pool 4% 6/1/2043	15,618	14,897
Freddie Mac Gold Pool 4% 6/1/2045	34,194	32,199
Freddie Mac Gold Pool 4% 6/1/2047	148,310	139,196
Freddie Mac Gold Pool 4% 6/1/2047	90,488	84,477
Freddie Mac Gold Pool 4% 6/1/2048	362,173	337,211
Freddie Mac Gold Pool 4% 7/1/2042	290,263	275,592
Freddie Mac Gold Pool 4% 7/1/2043	28,132	26,633
Freddie Mac Gold Pool 4% 7/1/2043	27,521	26,131
Freddie Mac Gold Pool 4% 7/1/2043	12,345	11,670
Freddie Mac Gold Pool 4% 7/1/2043	10,089	9,540
Freddie Mac Gold Pool 4% 7/1/2043	8,752	8,273
Freddie Mac Gold Pool 4% 7/1/2045	109,136	102,770
Freddie Mac Gold Pool 4% 7/1/2048	118,168	110,980
Freddie Mac Gold Pool 4% 8/1/2041	2,964	2,824
Freddie Mac Gold Pool 4% 8/1/2044	4,155	3,949
Freddie Mac Gold Pool 4% 8/1/2044	4,069	3,844
Freddie Mac Gold Pool 4% 8/1/2048	163,197	151,949
Freddie Mac Gold Pool 4% 9/1/2041	27,452	26,186
Freddie Mac Gold Pool 4% 9/1/2042	1,426,098	1,356,530
Freddie Mac Gold Pool 4% 9/1/2042	16,183	15,471
Freddie Mac Gold Pool 4% 9/1/2043	20,028	18,998
Freddie Mac Gold Pool 4% 9/1/2043	15,698	14,838
Freddie Mac Gold Pool 4% 9/1/2043	7,359	6,950
Freddie Mac Gold Pool 4% 9/1/2043	3,221	3,066
Freddie Mac Gold Pool 4% 9/1/2043	2,795	2,647
Freddie Mac Gold Pool 4% 9/1/2048	214,245	199,478
Freddie Mac Gold Pool 4% 9/1/2048	39,602	36,872
Freddie Mac Gold Pool 4.5% 1/1/2041	133,587	131,528
Freddie Mac Gold Pool 4.5% 10/1/2035	5,650	5,590
Freddie Mac Gold Pool 4.5% 10/1/2039	555,838	547,814
Freddie Mac Gold Pool 4.5% 10/1/2039	138,111	136,043
Freddie Mac Gold Pool 4.5% 10/1/2039	9,521	9,375
Freddie Mac Gold Pool 4.5% 10/1/2040	15,448	15,182
Freddie Mac Gold Pool 4.5% 10/1/2041	68,271	67,071
Freddie Mac Gold Pool 4.5% 10/1/2047	9,131	8,765
Freddie Mac Gold Pool 4.5% 11/1/2039	6,703	6,607
Freddie Mac Gold Pool 4.5% 11/1/2040	2,820,225	2,773,963
Freddie Mac Gold Pool 4.5% 11/1/2040	68,205	67,143
Freddie Mac Gold Pool 4.5% 11/1/2047	19,680	18,824
Freddie Mac Gold Pool 4.5% 12/1/2039	5,599	5,511
Freddie Mac Gold Pool 4.5% 12/1/2040	11,485	11,287
Freddie Mac Gold Pool 4.5% 12/1/2048	598,722	574,554
Freddie Mac Gold Pool 4.5% 2/1/2041	21,382	21,061
Freddie Mac Gold Pool 4.5% 2/1/2041	18,814	18,522
Freddie Mac Gold Pool 4.5% 2/1/2041	18,135	17,816
Freddie Mac Gold Pool 4.5% 2/1/2041	14,741	14,477
Freddie Mac Gold Pool 4.5% 2/1/2041	9,156	8,997
Freddie Mac Gold Pool 4.5% 2/1/2047	13,552	13,030
Freddie Mac Gold Pool 4.5% 3/1/2041	45,723	45,011
Freddie Mac Gold Pool 4.5% 3/1/2041	21,450	21,102
Freddie Mac Gold Pool 4.5% 3/1/2041	9,789	9,634
Freddie Mac Gold Pool 4.5% 3/1/2044	1,828	1,778
Freddie Mac Gold Pool 4.5% 3/1/2047	10,655	10,245
Freddie Mac Gold Pool 4.5% 4/1/2041	16,482	16,183
Freddie Mac Gold Pool 4.5% 4/1/2041	15,347	15,102
Freddie Mac Gold Pool 4.5% 5/1/2039	80,013	78,894
Freddie Mac Gold Pool 4.5% 5/1/2039	36,338	35,844
Freddie Mac Gold Pool 4.5% 5/1/2039	6,790	6,691
Freddie Mac Gold Pool 4.5% 5/1/2041	21,184	20,801
Freddie Mac Gold Pool 4.5% 5/1/2041	19,529	19,191
Freddie Mac Gold Pool 4.5% 6/1/2041	32,068	31,597
Freddie Mac Gold Pool 4.5% 6/1/2041	13,843	13,642
Freddie Mac Gold Pool 4.5% 6/1/2041	3,191	3,150
Freddie Mac Gold Pool 4.5% 7/1/2025	218	218
Freddie Mac Gold Pool 4.5% 7/1/2047	9,576	9,195
Freddie Mac Gold Pool 4.5% 8/1/2040	74,254	73,121
Freddie Mac Gold Pool 4.5% 8/1/2041	2,985	2,939
Freddie Mac Gold Pool 4.5% 8/1/2041	2,479	2,440
Freddie Mac Gold Pool 4.5% 9/1/2039	25,553	25,189
Freddie Mac Gold Pool 4.5% 9/1/2039	1,840	1,815
Freddie Mac Gold Pool 4.5% 9/1/2041	4,995	4,918
Freddie Mac Gold Pool 5% 1/1/2035	12,656	12,742
Freddie Mac Gold Pool 5% 1/1/2053	743,343	726,298
Freddie Mac Gold Pool 5% 10/1/2052	598,644	586,414
Freddie Mac Gold Pool 5% 11/1/2033	114,633	115,391
Freddie Mac Gold Pool 5% 11/1/2052	1,367,673	1,339,304
Freddie Mac Gold Pool 5% 11/1/2052	597,797	587,265
Freddie Mac Gold Pool 5% 12/1/2034	46,379	46,701
Freddie Mac Gold Pool 5% 12/1/2052	1,394,523	1,365,597
Freddie Mac Gold Pool 5% 12/1/2052	218,997	214,455
Freddie Mac Gold Pool 5% 12/1/2052	173,110	169,519
Freddie Mac Gold Pool 5% 12/1/2052	161,201	157,857
Freddie Mac Gold Pool 5% 5/1/2052	2,235,116	2,190,151
Freddie Mac Gold Pool 5% 6/1/2052	2,750,738	2,695,399
Freddie Mac Gold Pool 5% 6/1/2052	1,526,244	1,500,309
Freddie Mac Gold Pool 5% 6/1/2053	326,952	322,520
Freddie Mac Gold Pool 5% 7/1/2033	6,790	6,782
Freddie Mac Gold Pool 5% 7/1/2041	8,133	8,170
Freddie Mac Gold Pool 5% 8/1/2036	68,468	68,964
Freddie Mac Gold Pool 5.5% 1/1/2055	1,892,961	1,899,430
Freddie Mac Gold Pool 5.5% 2/1/2054	765,656	760,856
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)	3,057,216	3,065,753
Freddie Mac Gold Pool 5.5% 5/1/2053	900,829	899,403
Freddie Mac Gold Pool 5.5% 5/1/2055	125,000	123,864
Freddie Mac Gold Pool 5.5% 9/1/2052	2,035,797	2,033,847
Freddie Mac Gold Pool 6% 10/1/2034	12,455	12,827
Freddie Mac Gold Pool 6% 10/1/2054	2,095,707	2,146,655
Freddie Mac Gold Pool 6% 11/1/2028	742	754
Freddie Mac Gold Pool 6% 11/1/2053	515,248	525,037
Freddie Mac Gold Pool 6% 2/1/2029	588	599
Freddie Mac Gold Pool 6% 3/1/2053 (l)	3,535,323	3,623,480
Freddie Mac Gold Pool 6% 4/1/2032	15,588	16,110
Freddie Mac Gold Pool 6% 4/1/2054	3,757,938	3,845,773
Freddie Mac Gold Pool 6% 5/1/2033	11,858	12,212
Freddie Mac Gold Pool 6% 6/1/2029	1,027	1,044
Freddie Mac Gold Pool 6% 6/1/2029	228	233
Freddie Mac Gold Pool 6% 7/1/2029	2,634	2,693
Freddie Mac Gold Pool 6% 7/1/2029	34	33
Freddie Mac Gold Pool 6% 7/1/2039	3,276,987	3,357,115
Freddie Mac Gold Pool 6% 9/1/2033	21,337	22,112
Freddie Mac Gold Pool 6% 9/1/2036	50,518	52,937
Freddie Mac Gold Pool 6% 9/1/2054	1,917,787	1,966,208
Freddie Mac Gold Pool 6% 9/1/2054	563,199	574,250
Freddie Mac Gold Pool 6.5% 1/1/2032	20,526	21,364
Freddie Mac Gold Pool 6.5% 1/1/2054	2,107,422	2,185,180
Freddie Mac Gold Pool 6.5% 1/1/2054	375,771	390,105
Freddie Mac Gold Pool 6.5% 10/1/2032	13,182	13,749
Freddie Mac Gold Pool 6.5% 10/1/2053	533,642	552,999
Freddie Mac Gold Pool 6.5% 10/1/2053	524,823	544,188
Freddie Mac Gold Pool 6.5% 12/1/2053	143,714	149,318
Freddie Mac Gold Pool 6.5% 2/1/2037	1,666	1,753
Freddie Mac Gold Pool 6.5% 3/1/2032	2,119	2,207
Freddie Mac Gold Pool 6.5% 3/1/2032	1,161	1,211
Freddie Mac Gold Pool 6.5% 3/1/2037	1,251	1,327
Freddie Mac Gold Pool 6.5% 4/1/2032	1,046	1,090
Freddie Mac Gold Pool 6.5% 4/1/2032	943	981
Freddie Mac Gold Pool 6.5% 5/1/2031	2,397	2,491
Freddie Mac Gold Pool 6.5% 5/1/2033	28,006	28,926
Freddie Mac Gold Pool 6.5% 9/1/2039	20,655	21,925
Freddie Mac Gold Pool 6.5% 9/1/2053	303,170	315,043
Freddie Mac Gold Pool 6.5% 9/1/2053	292,150	302,747
Freddie Mac Gold Pool 7% 1/1/2036	3,443	3,624
Freddie Mac Gold Pool 7% 11/1/2026	342	346
Freddie Mac Gold Pool 7% 11/1/2034	6,359	6,725
Freddie Mac Gold Pool 7% 11/1/2034	5,610	5,904
Freddie Mac Gold Pool 7% 12/1/2026	1,031	1,040
Freddie Mac Gold Pool 7% 2/1/2027	114	113
Freddie Mac Gold Pool 7% 3/1/2026	416	417
Freddie Mac Gold Pool 7% 7/1/2026	184	183
Freddie Mac Gold Pool 7% 7/1/2029	9,359	9,763
Freddie Mac Gold Pool 7% 8/1/2026	1,513	1,523
Freddie Mac Gold Pool 7% 8/1/2034	4,712	5,028
Freddie Mac Gold Pool 7% 9/1/2026	1,791	1,803
Freddie Mac Gold Pool 7% 9/1/2035	14,472	15,262
Freddie Mac Gold Pool 7.5% 1/1/2027	23	22
Freddie Mac Gold Pool 7.5% 11/1/2029	968	1,011
Freddie Mac Gold Pool 7.5% 11/1/2029	190	197
Freddie Mac Gold Pool 7.5% 2/1/2032	74,807	79,486
Freddie Mac Gold Pool 7.5% 6/1/2027	273	279
Freddie Mac Gold Pool 7.5% 7/1/2034	31,869	33,238
Freddie Mac Gold Pool 7.5% 9/1/2030	204	215
Freddie Mac Gold Pool 7.5% 9/1/2031	1,629	1,722
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	528,920	550,832
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	492,439	513,609
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	154,927	162,471
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (d)(f)	18,471	18,939
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (d)(f)	55,654	57,660
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.3% 9/1/2041 (d)(f)	14,088	14,594
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.283% 10/1/2042 (d)(f)	7,307	7,575
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (d)(f)	13,536	13,851
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (d)(f)	6,547	6,758
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (d)(f)	14,475	15,079
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 7.231% 5/1/2034 (d)(f)	307	312
Freddie Mac Non Gold Pool 5% 8/1/2053	1,075,242	1,046,807
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,938,777	5,946,081
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,131,714	5,126,800
Freddie Mac Non Gold Pool 5.5% 8/1/2053	2,000,952	2,002,788
Freddie Mac Non Gold Pool 5.5% 8/1/2053	839,417	840,187
Freddie Mac Non Gold Pool 5.5% 8/1/2053	490,627	490,158
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (d)(f)	49,488	50,860
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (d)(f)	130	136
Freddie Mac Non Gold Pool 6% 11/1/2054	1,686,693	1,722,427
Freddie Mac Non Gold Pool 6% 6/1/2053	330,800	337,705
Freddie Mac Non Gold Pool 6% 6/1/2053	294,802	300,495
Freddie Mac Non Gold Pool 6% 6/1/2053	282,865	288,415
Freddie Mac Non Gold Pool 6% 7/1/2053	265,114	270,648
Freddie Mac Non Gold Pool 6% 7/1/2053	234,777	239,384
Freddie Mac Non Gold Pool 6% 9/1/2053	1,061,720	1,082,555
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,023,132	1,062,002
Ginnie Mae I Pool 2.5% 1/20/2052	3,469,399	2,882,935
Ginnie Mae I Pool 2.5% 12/20/2051	5,353,093	4,448,211
Ginnie Mae I Pool 2.5% 12/20/2051	2,799,493	2,326,269
Ginnie Mae I Pool 2.5% 12/20/2051	1,266,929	1,052,768
Ginnie Mae I Pool 2.5% 8/20/2051	5,299,530	4,403,701
Ginnie Mae I Pool 2.5% 8/20/2051	1,387,100	1,152,627
Ginnie Mae I Pool 2.5% 8/20/2051	1,067,889	887,374
Ginnie Mae I Pool 2.5% 9/20/2051	2,574,754	2,139,520
Ginnie Mae I Pool 2.5% 9/20/2051	1,366,408	1,135,431
Ginnie Mae I Pool 3% 12/20/2042	159,533	144,700
Ginnie Mae I Pool 3% 3/20/2043	105,908	96,074
Ginnie Mae I Pool 3% 3/20/2043	43,767	39,736
Ginnie Mae I Pool 3% 4/15/2045	22,578	19,979
Ginnie Mae I Pool 3% 5/15/2043	25,316	22,692
Ginnie Mae I Pool 3% 6/15/2042	40,287	36,282
Ginnie Mae I Pool 3% 6/15/2043	63,793	57,785
Ginnie Mae I Pool 3% 6/15/2043	35,297	31,802
Ginnie Mae I Pool 3% 6/20/2042	192,519	174,526
Ginnie Mae I Pool 3% 7/15/2043	9,650	8,653
Ginnie Mae I Pool 3.5% 2/15/2043	208,691	193,087
Ginnie Mae I Pool 3.5% 3/15/2042	10,071	9,334
Ginnie Mae I Pool 3.5% 3/15/2043	142,699	132,336
Ginnie Mae I Pool 3.5% 5/20/2046	23,301	20,986
Ginnie Mae I Pool 3.5% 5/20/2046	13,150	11,843
Ginnie Mae I Pool 3.5% 5/20/2046	12,431	11,195
Ginnie Mae I Pool 3.5% 5/20/2046	11,650	10,492
Ginnie Mae I Pool 3.5% 5/20/2046	11,409	10,275
Ginnie Mae I Pool 3.5% 5/20/2046	8,190	7,368
Ginnie Mae I Pool 3.5% 6/20/2046	45,692	41,150
Ginnie Mae I Pool 3.5% 6/20/2046	18,290	16,472
Ginnie Mae I Pool 3.5% 6/20/2046	15,451	13,916
Ginnie Mae I Pool 3.5% 6/20/2046	14,708	13,246
Ginnie Mae I Pool 3.5% 6/20/2046	11,254	10,136
Ginnie Mae I Pool 3.5% 6/20/2046	7,896	7,112
Ginnie Mae I Pool 3.5% 6/20/2046	5,337	4,808
Ginnie Mae I Pool 3.5% 7/15/2043	16,743	15,527
Ginnie Mae I Pool 3.5% 7/20/2043	42,258	39,028
Ginnie Mae I Pool 3.5% 7/20/2046	792,969	714,406
Ginnie Mae I Pool 4% 1/15/2042	5,092	4,883
Ginnie Mae I Pool 4% 1/15/2043	17,366	16,585
Ginnie Mae I Pool 4% 10/15/2040	83,781	80,422
Ginnie Mae I Pool 4% 10/15/2040	32,077	30,811
Ginnie Mae I Pool 4% 10/15/2040	7,530	7,230
Ginnie Mae I Pool 4% 10/15/2040	3,317	3,188
Ginnie Mae I Pool 4% 10/15/2041	138,322	132,383
Ginnie Mae I Pool 4% 10/15/2041	37,250	35,721
Ginnie Mae I Pool 4% 10/15/2041	20,434	19,553
Ginnie Mae I Pool 4% 10/15/2041	13,822	13,211
Ginnie Mae I Pool 4% 10/15/2041	2,273	2,181
Ginnie Mae I Pool 4% 10/20/2052	16,936,375	15,636,668
Ginnie Mae I Pool 4% 11/15/2041	98,651	94,527
Ginnie Mae I Pool 4% 11/15/2042	5,740	5,484
Ginnie Mae I Pool 4% 12/15/2040	9,020	8,668
Ginnie Mae I Pool 4% 12/15/2040	3,603	3,458
Ginnie Mae I Pool 4% 12/15/2041	44,958	43,113
Ginnie Mae I Pool 4% 12/15/2041	30,638	29,317
Ginnie Mae I Pool 4% 12/15/2041	1,599	1,531
Ginnie Mae I Pool 4% 12/15/2042	6,532	6,249
Ginnie Mae I Pool 4% 2/15/2041	13,190	12,663
Ginnie Mae I Pool 4% 2/15/2042	73,709	70,572
Ginnie Mae I Pool 4% 2/15/2042	15,604	14,940
Ginnie Mae I Pool 4% 3/15/2040	13,425	12,880
Ginnie Mae I Pool 4% 3/15/2041	57,424	55,531
Ginnie Mae I Pool 4% 3/15/2041	5,909	5,673
Ginnie Mae I Pool 4% 3/15/2042	51,891	49,654
Ginnie Mae I Pool 4% 3/15/2042	14,104	13,498
Ginnie Mae I Pool 4% 3/15/2042	7,502	7,167
Ginnie Mae I Pool 4% 4/15/2042	10,750	10,279
Ginnie Mae I Pool 4% 4/15/2043	3,931	3,773
Ginnie Mae I Pool 4% 5/15/2041	66,090	63,935
Ginnie Mae I Pool 4% 5/15/2042	3,338	3,241
Ginnie Mae I Pool 4% 5/20/2049	181,261	167,125
Ginnie Mae I Pool 4% 6/15/2041	88,056	84,391
Ginnie Mae I Pool 4% 6/15/2041	9,326	8,938
Ginnie Mae I Pool 4% 6/15/2041	6,662	6,422
Ginnie Mae I Pool 4% 6/15/2041	6,431	6,152
Ginnie Mae I Pool 4% 6/15/2042	2,317	2,213
Ginnie Mae I Pool 4% 7/15/2041	6,272	6,029
Ginnie Mae I Pool 4% 7/15/2041	3,577	3,420
Ginnie Mae I Pool 4% 8/15/2041	8,343	8,012
Ginnie Mae I Pool 4% 8/15/2043	5,134	4,885
Ginnie Mae I Pool 4% 8/15/2043	3,654	3,491
Ginnie Mae I Pool 4% 9/15/2040	3,473	3,337
Ginnie Mae I Pool 4% 9/15/2041	45,466	43,556
Ginnie Mae I Pool 4% 9/15/2041	4,466	4,267
Ginnie Mae I Pool 4.5% 2/15/2040	21,069	20,726
Ginnie Mae I Pool 4.5% 2/15/2040	1,382	1,359
Ginnie Mae I Pool 4.5% 3/15/2040	177,935	174,926
Ginnie Mae I Pool 4.5% 3/15/2040	31,118	30,589
Ginnie Mae I Pool 4.5% 3/15/2040	21,232	20,857
Ginnie Mae I Pool 4.5% 3/15/2041	52,113	51,128
Ginnie Mae I Pool 4.5% 5/15/2039	2,072	2,038
Ginnie Mae I Pool 4.5% 5/15/2040	64,199	63,103
Ginnie Mae I Pool 4.5% 6/15/2040	107,414	105,565
Ginnie Mae I Pool 4.5% 6/15/2040	83,185	81,567
Ginnie Mae I Pool 4.5% 6/15/2040	82,103	80,702
Ginnie Mae I Pool 4.5% 6/15/2040	81,787	80,397
Ginnie Mae I Pool 4.5% 6/15/2040	57,902	56,892
Ginnie Mae I Pool 4.5% 6/15/2040	27,559	27,096
Ginnie Mae I Pool 4.5% 6/15/2040	17,452	17,148
Ginnie Mae I Pool 4.5% 6/15/2041	286,531	281,197
Ginnie Mae I Pool 4.5% 7/15/2040	84,436	82,989
Ginnie Mae I Pool 4.5% 7/15/2040	84,198	82,768
Ginnie Mae I Pool 4.5% 7/15/2040	55,949	54,994
Ginnie Mae I Pool 4.5% 7/15/2040	41,966	41,259
Ginnie Mae I Pool 4.5% 7/15/2040	32,579	32,019
Ginnie Mae I Pool 4.5% 7/15/2040	23,621	23,211
Ginnie Mae I Pool 4.5% 7/15/2040	4,359	4,278
Ginnie Mae I Pool 4.5% 8/15/2039	121,005	118,946
Ginnie Mae I Pool 4.5% 8/15/2039	77,946	76,670
Ginnie Mae I Pool 4.5% 8/15/2040	33,908	33,321
Ginnie Mae I Pool 4.5% 8/15/2040	7,919	7,800
Ginnie Mae I Pool 5% 11/15/2039	32,555	32,711
Ginnie Mae I Pool 5% 11/15/2039	21,976	22,078
Ginnie Mae I Pool 5% 4/15/2040	72,851	73,190
Ginnie Mae I Pool 5% 4/15/2040	27,236	27,362
Ginnie Mae I Pool 5% 4/20/2048	109,496	109,044
Ginnie Mae I Pool 5% 5/15/2039	20,068	20,163
Ginnie Mae I Pool 5% 6/15/2040	226,659	227,710
Ginnie Mae I Pool 5% 6/15/2040	12,134	12,190
Ginnie Mae I Pool 5% 6/15/2041	9,113	9,157
Ginnie Mae I Pool 5% 7/15/2039	28,064	28,196
Ginnie Mae I Pool 5% 7/15/2040	16,415	16,491
Ginnie Mae I Pool 5% 7/15/2040	2,205	2,215
Ginnie Mae I Pool 5% 9/15/2039	18,117	18,202
Ginnie Mae I Pool 5.5% 12/15/2038	1,047	1,068
Ginnie Mae I Pool 5.5% 9/15/2039	49,985	50,992
Ginnie Mae I Pool 6.5% 10/15/2034	19,506	20,150
Ginnie Mae I Pool 6.5% 7/15/2036	327	339
Ginnie Mae I Pool 7% 1/15/2026	17	17
Ginnie Mae I Pool 7% 1/15/2028	22	22
Ginnie Mae I Pool 7% 10/15/2028	229	232
Ginnie Mae I Pool 7% 12/15/2027	114	115
Ginnie Mae I Pool 7% 12/15/2031	1,074	1,105
Ginnie Mae I Pool 7% 2/15/2028	109	110
Ginnie Mae I Pool 7% 3/15/2028	87	88
Ginnie Mae I Pool 7% 4/20/2032	22,132	22,937
Ginnie Mae I Pool 7% 5/15/2028	71	72
Ginnie Mae I Pool 7% 5/15/2029	1,164	1,185
Ginnie Mae I Pool 7% 7/15/2028	564	570
Ginnie Mae I Pool 7% 7/15/2028	240	243
Ginnie Mae I Pool 7% 7/15/2029	91	93
Ginnie Mae I Pool 7% 7/15/2029	16	16
Ginnie Mae I Pool 7% 8/15/2028	189	191
Ginnie Mae I Pool 7% 8/15/2029	119	121
Ginnie Mae I Pool 7% 9/15/2028	5,029	5,104
Ginnie Mae I Pool 7% 9/15/2028	1,116	1,124
Ginnie Mae I Pool 7% 9/15/2028	61	62
Ginnie Mae I Pool 7% 9/15/2028	14	14
Ginnie Mae I Pool 7.5% 10/15/2028	527	540
Ginnie Mae I Pool 7.5% 11/15/2027	66	67
Ginnie Mae I Pool 7.5% 11/15/2029	701	725
Ginnie Mae I Pool 7.5% 12/15/2026	12	12
Ginnie Mae I Pool 7.5% 12/15/2028	538	545
Ginnie Mae I Pool 7.5% 3/15/2028	300	304
Ginnie Mae I Pool 7.5% 4/15/2028	279	285
Ginnie Mae I Pool 7.5% 4/15/2028	147	147
Ginnie Mae I Pool 7.5% 6/15/2028	503	509
Ginnie Mae I Pool 7.5% 7/15/2029	4,691	4,844
Ginnie Mae I Pool 7.5% 9/15/2027	25	25
Ginnie Mae I Pool 7.5% 9/15/2028	313	320
Ginnie Mae I Pool 8% 10/15/2025	34	34
Ginnie Mae I Pool 8% 8/15/2025	94	93
Ginnie Mae I Pool 8% 8/15/2025	2	2
Ginnie Mae I Pool 8.5% 10/15/2028	842	856
Ginnie Mae I Pool 8.5% 11/15/2027	557	564
Ginnie Mae II Pool 2% 1/20/2051	9,039,487	7,265,711
Ginnie Mae II Pool 2% 10/20/2050	14,212,076	11,423,307
Ginnie Mae II Pool 2% 11/20/2050	4,816,049	3,871,018
Ginnie Mae II Pool 2% 12/20/2050	7,889,119	6,341,074
Ginnie Mae II Pool 2% 2/20/2051	1,427,876	1,147,690
Ginnie Mae II Pool 2% 4/20/2051	220,144	176,946
Ginnie Mae II Pool 2% 6/1/2055 (k)	63,250,000	50,816,733
Ginnie Mae II Pool 2% 7/1/2055 (k)	21,050,000	16,909,663
Ginnie Mae II Pool 2% 8/20/2051	448,127	360,193
Ginnie Mae II Pool 2% 9/20/2050	1,438,521	1,157,146
Ginnie Mae II Pool 2% 9/20/2051	39,017	31,373
Ginnie Mae II Pool 2.5% 12/20/2051	92,238	77,338
Ginnie Mae II Pool 2.5% 6/1/2055 (k)	49,750,000	41,692,197
Ginnie Mae II Pool 2.5% 7/1/2055 (k)	31,700,000	26,555,772
Ginnie Mae II Pool 3% 1/20/2032	576,097	557,330
Ginnie Mae II Pool 3% 10/20/2031	190,518	184,428
Ginnie Mae II Pool 3% 11/20/2031	201,081	194,591
Ginnie Mae II Pool 3% 12/20/2031	309,325	299,343
Ginnie Mae II Pool 3% 2/20/2031	24,821	24,100
Ginnie Mae II Pool 3% 3/20/2031	50,762	49,270
Ginnie Mae II Pool 3% 3/20/2050	823,431	719,326
Ginnie Mae II Pool 3% 4/20/2031	188,263	182,665
Ginnie Mae II Pool 3% 5/20/2031	396,586	384,663
Ginnie Mae II Pool 3% 6/1/2055 (k)	36,100,000	31,461,024
Ginnie Mae II Pool 3% 7/20/2031	5,204	5,042
Ginnie Mae II Pool 3% 8/20/2031	60,942	59,051
Ginnie Mae II Pool 3% 9/20/2031	24,494	23,727
Ginnie Mae II Pool 3.5% 1/20/2044	11,345	10,408
Ginnie Mae II Pool 3.5% 10/20/2041	4,789	4,436
Ginnie Mae II Pool 3.5% 11/20/2041	182,121	168,740
Ginnie Mae II Pool 3.5% 11/20/2043	4,293	3,942
Ginnie Mae II Pool 3.5% 2/20/2043	149,686	138,113
Ginnie Mae II Pool 3.5% 3/20/2043	114,012	105,168
Ginnie Mae II Pool 3.5% 4/20/2043	182,654	168,440
Ginnie Mae II Pool 3.5% 4/20/2044	2,157	1,977
Ginnie Mae II Pool 3.5% 4/20/2046	12,155	10,959
Ginnie Mae II Pool 3.5% 5/20/2043	30,351	27,863
Ginnie Mae II Pool 3.5% 5/20/2046	22,917	20,640
Ginnie Mae II Pool 3.5% 5/20/2046	5,856	5,274
Ginnie Mae II Pool 3.5% 6/1/2055 (k)	22,900,000	20,383,077
Ginnie Mae II Pool 3.5% 7/1/2055 (k)	17,700,000	15,748,382
Ginnie Mae II Pool 3.5% 8/20/2043	10,577	9,742
Ginnie Mae II Pool 3.5% 9/20/2040	5,016	4,658
Ginnie Mae II Pool 3.5% 9/20/2043	29,198	26,825
Ginnie Mae II Pool 4% 1/20/2041	754,337	723,080
Ginnie Mae II Pool 4% 1/20/2046	19,394	18,142
Ginnie Mae II Pool 4% 10/20/2040	305,465	292,884
Ginnie Mae II Pool 4% 10/20/2041	357,130	341,645
Ginnie Mae II Pool 4% 11/20/2040	171,730	164,636
Ginnie Mae II Pool 4% 11/20/2044	415,085	393,799
Ginnie Mae II Pool 4% 12/20/2040	2,346	2,249
Ginnie Mae II Pool 4% 12/20/2044	11,254	10,677
Ginnie Mae II Pool 4% 12/20/2045	24,927	23,318
Ginnie Mae II Pool 4% 2/20/2041	51,011	48,888
Ginnie Mae II Pool 4% 3/20/2041	40,419	38,735
Ginnie Mae II Pool 4% 6/1/2055 (k)	8,500,000	7,790,136
Ginnie Mae II Pool 4% 6/20/2045	1,094,119	1,036,717
Ginnie Mae II Pool 4% 7/20/2033	6,094	5,948
Ginnie Mae II Pool 4% 7/20/2044	60,939	57,865
Ginnie Mae II Pool 4% 8/20/2041	7,527	7,203
Ginnie Mae II Pool 4% 8/20/2043	22,336	21,253
Ginnie Mae II Pool 4% 8/20/2044	26,921	25,559
Ginnie Mae II Pool 4% 8/20/2045	267,117	250,292
Ginnie Mae II Pool 4% 8/20/2048	1,123,153	1,043,982
Ginnie Mae II Pool 4% 9/20/2040	237,332	227,545
Ginnie Mae II Pool 4.5% 11/20/2039	1,571	1,547
Ginnie Mae II Pool 4.5% 11/20/2040	122,255	120,249
Ginnie Mae II Pool 4.5% 2/20/2041	97,504	95,891
Ginnie Mae II Pool 4.5% 3/20/2041	9,653	9,493
Ginnie Mae II Pool 4.5% 3/20/2046	3,554	3,482
Ginnie Mae II Pool 4.5% 4/20/2035	6,328	6,255
Ginnie Mae II Pool 4.5% 4/20/2055	18,275,000	17,256,492
Ginnie Mae II Pool 4.5% 5/20/2040	10,529	10,361
Ginnie Mae II Pool 4.5% 5/20/2041	129,786	127,620
Ginnie Mae II Pool 4.5% 5/20/2042	8,924	8,775
Ginnie Mae II Pool 4.5% 6/20/2041	5,443	5,351
Ginnie Mae II Pool 4.5% 9/20/2039	2,955	2,909
Ginnie Mae II Pool 4.5% 9/20/2040	52,906	52,044
Ginnie Mae II Pool 5% 12/20/2054	1,877,566	1,822,592
Ginnie Mae II Pool 5% 12/20/2054	1,649,540	1,603,562
Ginnie Mae II Pool 5% 6/1/2055 (k)	37,500,000	36,387,398
Ginnie Mae II Pool 5.5% 12/20/2054	1,487,762	1,478,378
Ginnie Mae II Pool 5.5% 6/1/2055 (k)	25,900,000	25,722,367
Ginnie Mae II Pool 5.5% 7/1/2055 (k)	25,900,000	25,698,086
Ginnie Mae II Pool 6% 12/20/2054	1,872,384	1,893,757
Ginnie Mae II Pool 6% 6/1/2055 (k)	37,000,000	37,359,375
Ginnie Mae II Pool 6% 7/1/2055 (k)	37,000,000	37,303,004
Ginnie Mae II Pool 6.5% 6/1/2055 (k)	2,100,000	2,144,906
Ginnie Mae II Pool 6.5% 7/1/2055 (k)	2,100,000	2,143,429
Ginnie Mae II Pool 7% 2/20/2032	6,706	6,959
Ginnie Mae II Pool 7% 3/20/2032	3,367	3,495
Uniform Mortgage Backed Securities 2% 6/1/2055 (k)	85,900,000	66,770,465
Uniform Mortgage Backed Securities 2% 7/1/2055 (k)	60,000,000	46,664,058
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (k)	29,350,000	23,919,099
Uniform Mortgage Backed Securities 3% 6/1/2055 (k)	4,450,000	3,788,060
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (k)	10,050,000	8,914,660
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (k)	7,875,000	6,983,829
Uniform Mortgage Backed Securities 4% 6/1/2055 (k)	8,500,000	7,793,433
Uniform Mortgage Backed Securities 5% 6/1/2055 (k)	6,700,000	6,487,221
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (k)	9,600,000	9,507,007
Uniform Mortgage Backed Securities 6% 6/1/2055 (k)	68,700,000	69,389,686
Uniform Mortgage Backed Securities 6% 7/1/2055 (k)	25,625,000	25,849,221
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (k)	24,600,000	25,261,113
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (k)	7,700,000	7,899,715
TOTAL UNITED STATES		1,480,293,584
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,489,446,073)		1,480,293,584

U.S. Treasury Obligations - 3.5%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	17,450,000	16,760,180
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	5,148,428	4,898,481
US Treasury Notes 3.75% 4/15/2028	3.69	5,520,000	5,502,319
US Treasury Notes 3.75% 5/15/2028	3.86	970,000	967,121
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	10,000,000	9,631,913
US Treasury Notes 4.75% 2/15/2045	4.50 to 4.97	5,920,000	5,778,475
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,457,235)			43,538,489

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $58,677,688)	4.32	58,665,955	58,677,688

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	4,300,000	262,203
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/30	4,900,000	206,824
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	2,050,000	61,602
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	4,350,000	179,770
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	5,670,000	229,319
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	5,240,000	211,357
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	7,400,000	304,783
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	5,370,000	229,319
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	1,810,000	73,790
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	3,550,000	148,429

TOTAL PUT SWAPTIONS			1,907,396
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	4,300,000	11,870
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/30	4,900,000	170,615
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	2,050,000	66,352
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	4,350,000	160,027
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	5,670,000	214,235
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	5,240,000	198,408
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	7,400,000	272,165
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	5,370,000	189,326
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	1,810,000	68,051
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	3,550,000	129,700

TOTAL CALL SWAPTIONS			1,480,749
TOTAL PURCHASED SWAPTIONS (Cost $3,473,367)			3,388,145

TOTAL INVESTMENT IN SECURITIES - 155.8% (Cost $1,944,407,527)	1,937,315,819
NET OTHER ASSETS (LIABILITIES) - (55.8)%	(693,766,911)
NET ASSETS - 100.0%	1,243,548,908

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(21,050,000)	(16,912,130)
Ginnie Mae II Pool 2.5% 6/1/2055	(31,700,000)	(26,565,681)
Ginnie Mae II Pool 3.5% 6/1/2055	(17,700,000)	(15,754,605)
Ginnie Mae II Pool 4% 6/1/2055	(8,500,000)	(7,790,136)
Ginnie Mae II Pool 5% 6/1/2055	(1,600,000)	(1,552,529)
Ginnie Mae II Pool 5.5% 6/1/2055	(25,900,000)	(25,722,367)
Ginnie Mae II Pool 6% 6/1/2055	(37,000,000)	(37,359,374)
Ginnie Mae II Pool 6.5% 6/1/2055	(2,100,000)	(2,144,906)
Uniform Mortgage Backed Securities 2% 6/1/2055	(63,300,000)	(49,203,381)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(8,050,000)	(6,560,434)
Uniform Mortgage Backed Securities 3% 6/1/2055	(2,000,000)	(1,702,499)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(7,875,000)	(6,985,368)
Uniform Mortgage Backed Securities 4% 6/1/2055	(8,500,000)	(7,793,433)
Uniform Mortgage Backed Securities 5% 6/1/2055	(8,100,000)	(7,842,759)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(9,600,000)	(9,507,007)
Uniform Mortgage Backed Securities 6% 6/1/2055	(66,025,000)	(66,687,833)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(21,400,000)	(21,975,114)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(4,200,000)	(4,308,935)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(316,368,491)

TOTAL TBA SALE COMMITMENTS (Proceeds $316,192,593)		(316,368,491)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	4,000,000	(110,268)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	3,900,000	(120,557)

TOTAL PUT SWAPTIONS			(230,825)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	4,000,000	(141,324)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	3,900,000	(125,180)

TOTAL CALL SWAPTIONS			(266,504)
TOTAL WRITTEN SWAPTIONS			(497,329)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	530	Sep 2025	109,983,281	206,726	206,726
CBOT US Treasury Long Bond Contracts (United States)	64	Sep 2025	7,240,000	173,190	173,190
CBOT US Treasury Ultra Bond Contracts (United States)	8	Sep 2025	930,250	24,359	24,359

TOTAL PURCHASED					404,275

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	276	Sep 2025	30,610,125	(380,173)	(380,173)
CBOT 5 Year US Treasury Note Contracts (United States)	371	Sep 2025	40,181,039	(316,566)	(316,566)

TOTAL SOLD					(696,739)

TOTAL FUTURES CONTRACTS					(292,464)
The notional amount of futures purchased as a percentage of Net Assets is 9.5%
The notional amount of futures sold as a percentage of Net Assets is 5.7%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	850,000	144,924	(237,048)	(92,124)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	560,000	95,480	(154,376)	(58,896)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	180,000	30,690	(42,163)	(11,473)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	710,000	121,054	(166,069)	(45,015)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	8,525	(10,891)	(2,366)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	120,000	20,460	(32,196)	(11,736)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	20,460	(27,697)	(7,237)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	13,640	(17,969)	(4,329)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	51,150	(56,816)	(5,666)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	34,100	(32,887)	1,213
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	280,000	47,740	(45,029)	2,711
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,287	(7,662)	7,625
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	22,931	(11,824)	11,107
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	22,931	(11,649)	11,282
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	7,644	(3,883)	3,761
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	45,861	(21,887)	23,974
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	12,752	(6,676)	6,076
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	200,000	15,287	(9,941)	5,346
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	16,546	(16,044)	502
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	61,148	(85,666)	(24,518)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	12,752	(14,949)	(2,197)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	12,752	(14,761)	(2,009)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	26,038	(29,170)	(3,132)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	26,038	(26,464)	(426)

TOTAL BUY PROTECTION							886,190	(1,083,717)	(197,527)
Sell Protection
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(12,255)	17,178	4,923
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(4,925)	6,209	1,284
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(22,759)	20,893	(1,866)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	810,000	(9,974)	7,596	(2,378)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(31,513)	23,267	(8,246)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(42,018)	32,033	(9,985)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,000,000	(52,522)	45,330	(7,192)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(31,513)	33,720	2,207
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(21,009)	21,843	834
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	800,000	(14,006)	21,845	7,839
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	5,800,000	(71,419)	71,100	(319)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	4,600,000	(79,081)	79,400	319

TOTAL SELL PROTECTION							(392,994)	380,414	(12,580)
TOTAL CREDIT DEFAULT SWAPS							493,196	(703,303)	(210,107)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	57,644,000	231,809	0	231,809
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	21,727,000	430,321	0	430,321
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	40,350,000	318,431	0	318,431
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	1,330,000	(8,068)	0	(8,068)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	93,550,000	(198,806)	0	(198,806)
TOTAL INTEREST RATE SWAPS							773,687	0	773,687

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,135,037 or 9.3% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Level 3 security
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,740,390.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,073,985.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,395,246.

(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,101,950	710,755,842	662,180,104	1,303,897	-	-	58,677,688	58,665,955	0.1%
Total	10,101,950	710,755,842	662,180,104	1,303,897	-	-	58,677,688

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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